Third Quarter Report
January 31, 2024 (Unaudited)
Columbia California Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.100%	200,000	200,000
Total Floating Rate Notes (Cost $200,000)			200,000

Municipal Bonds 100.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 13.4%
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,144,219
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,707,978
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,479,262
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,680,428
05/15/2037	5.000%	840,000	939,258
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	357,185
05/15/2030	5.000%	500,000	541,782
County of Sacramento Airport System(c)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,301,665
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,828,897
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,139,247
07/01/2034	5.000%	1,000,000	1,099,836
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,079,054
07/01/2034	5.000%	700,000	754,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,646,914
Subordinated Series 2020
07/01/2036	5.000%	495,000	536,500
07/01/2039	5.000%	400,000	427,113
Revenue Bonds
Subordinated Series 2021B
07/01/2039	4.000%	250,000	248,892
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,080,673
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,578,740
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,450,000	4,739,080
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	2,042,726
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,557,729
Total			37,911,915
Charter Schools 4.5%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	289,945
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,405,413
08/01/2031	5.000%	850,000	865,168
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,441,351
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	320,356

Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,026,810
Series 2018
08/01/2038	5.000%	1,000,000	1,028,067
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,268,893
Series 2017
07/01/2037	5.000%	3,090,000	3,177,914
Total			12,823,917
Disposal 0.3%
California Municipal Finance Authority(c),(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	782,379
Higher Education 8.0%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,564,247
04/01/2035	5.000%	2,000,000	2,104,457
Series 2018-A
12/01/2036	5.000%	1,000,000	1,057,034
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,022,486
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	818,863
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	395,637
04/01/2026	5.000%	1,000,000	1,003,295
Biola University
Series 2017
10/01/2031	5.000%	540,000	570,753
10/01/2032	5.000%	615,000	649,275
10/01/2033	5.000%	625,000	658,936
10/01/2034	5.000%	570,000	599,915
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	237,721
10/01/2036	5.000%	250,000	262,937
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,944,774
04/01/2036	5.000%	1,120,000	1,218,732
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	750,000	740,559
California State University
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,174,989
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,161,364
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,944,959
University of California(f)
Refunding Revenue Bonds
Series 2024BS
05/15/2038	5.000%	2,000,000	2,399,654
Total			22,530,587
Hospital 7.9%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,532,121
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,077,526
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,649,681
02/01/2034	5.000%	500,000	529,128
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,046,630
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	269,599
11/15/2035	5.000%	270,000	290,352
Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,518,037
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,076,157
California Health Facilities Financing Authority(f)
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,340,487
California Statewide Communities Development Authority
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	446,529
08/01/2034	5.000%	650,000	683,734
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	1,500,000	1,512,050
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,158,765
California Statewide Communities Development Authority(e)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,574,927
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	528,446
01/01/2036	4.000%	1,000,000	1,000,716
Total			22,234,885
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,151,402
Joint Power Authority 0.6%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,578,935
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 2.5%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,625,465
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,071,286
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,552,518
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	944,745
06/01/2034	5.000%	775,000	863,764
Total			7,057,778
Local General Obligation 8.1%
Bellevue Union School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	475,908
08/01/2031	0.000%	615,000	483,407
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,134,124
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,106,056
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	521,969
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	656,605

Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Unified School District(g)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,024,636
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,386,725
Monterey Peninsula Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,833,388
Napa Valley Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,628,820
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	669,755
Pomona Unified School District(g)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	751,796
Rancho Santiago Community College District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,022,162
Rescue Union School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,012,452
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	527,580
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,017,695
08/01/2032	5.000%	1,500,000	1,527,740
Total			22,780,818
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.0%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,120,135	1,126,186
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	406,141
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	381,996
Series 2017
05/15/2032	5.000%	1,000,000	1,030,818
Total			2,945,141
Municipal Power 8.2%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,346,088
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,112,531
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	457,943
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,842,366
Series 2023D
07/01/2041	5.000%	6,000,000	7,029,602
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,347,356
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,915,646
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,090,821
Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	1,000,000	1,171,007
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	587,112
08/15/2041	5.000%	400,000	466,880
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2038	5.000%	1,650,000	1,846,120
Total			23,213,472
Other Bond Issue 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	408,537
09/01/2034	4.000%	600,000	612,277
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	356,889
02/01/2033	4.000%	500,000	509,234
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	644,156
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	361,600
Total			2,892,693
Ports 0.3%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	787,424
Prepaid Gas 3.2%
California Community Choice Financing Authority(e)
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
10/31/2054	5.250%	1,000,000	1,072,876
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 04/01/32)
04/30/2054	5.000%	2,000,000	2,157,715
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,056,254
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,650,000	1,779,145
Series 2009C
11/01/2039	6.500%	2,350,000	3,044,681
Total			9,110,671
Recreation 0.6%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,670,674
Refunded / Escrowed 8.1%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,048,294
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,223,739
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	441,022
11/15/2030	5.000%	600,000	691,198
11/15/2032	5.000%	850,000	1,011,551
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	605,000	615,769
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,082,496

Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,318,849
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,013,076
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,818,761
05/15/2037	5.000%	1,410,000	1,596,166
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,116,057
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	2,000,000	2,013,283
Total			22,990,261
Retirement Communities 3.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	320,253
07/01/2029	5.000%	300,000	309,935
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	548,568
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	507,164
10/01/2035	4.000%	1,000,000	1,013,620
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	1,946,356
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,591,400
10/01/2026	5.000%	1,000,000	1,020,355
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	157,177
Series 2021
04/01/2039	4.000%	750,000	756,548
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	313,560
07/01/2036	4.000%	430,000	447,824
Total			9,932,760
Sales Tax 1.2%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,553,115
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	666,352
06/01/2036	5.000%	1,180,000	1,273,106
Total			3,492,573
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	425,094
06/01/2034	4.000%	250,000	255,761
Total			680,855
Special Property Tax 13.8%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	674,923
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	705,848
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,332,404
Special Assessment Refunding Bonds
Series 2019
09/02/2032	5.000%	340,000	372,717
Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	855,403
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2027	5.000%	1,000,000	1,011,846
09/01/2030	5.000%	815,000	825,063
09/01/2031	5.000%	590,000	597,302
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,093,526
10/01/2031	5.000%	1,640,000	1,724,205
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	532,565
05/01/2033	5.000%	1,000,000	1,065,275
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,329,814
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,120,630
09/01/2031	5.000%	2,720,000	2,793,131
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	536,249
09/01/2030	5.000%	625,000	632,224
09/01/2032	5.000%	625,000	631,791
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,049,013
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	369,493
09/01/2033	5.000%	730,000	804,183
09/01/2034	5.000%	500,000	552,093
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,420,981
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	951,159
10/01/2030	5.000%	350,000	375,870
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,032,909
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	1,000,000	1,010,269
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	291,310
08/01/2031	5.000%	355,000	376,019
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	709,669
08/01/2032	5.000%	580,000	614,115
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	226,293
08/01/2030	5.000%	175,000	176,038
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,919,638
08/01/2029	5.000%	1,000,000	1,031,718
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,235,588
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,350,833

Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2026	5.000%	700,000	723,912
Total			39,056,019
State Appropriated 3.9%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,361,222
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,845,116
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,833,520
Total			11,039,858
State General Obligation 2.2%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,470,080
04/01/2031	5.000%	1,000,000	1,120,885
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,175,048
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,339,980
Total			6,105,993
Tobacco 0.8%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2032	5.000%	250,000	276,013
06/01/2033	5.000%	250,000	275,731
06/01/2034	4.000%	200,000	208,688
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,340,072
Total			2,100,504
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	352,191
10/01/2037	5.000%	300,000	332,682
Total			684,873
Turnpike / Bridge / Toll Road 2.2%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,088,995
Foothill-Eastern Transportation Corridor Agency(g)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,591,617
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	384,264
Total			6,064,876
Water & Sewer 4.2%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2035	5.000%	830,000	883,007
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,708,444
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	726,152
11/15/2026	5.000%	1,000,000	1,037,125
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	955,270
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,912,569
Series 2023A
07/01/2040	5.000%	500,000	591,105
Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,059,566
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	605,194
02/01/2036	4.000%	1,325,000	1,373,205
Total			11,851,637
Total Municipal Bonds (Cost $281,718,950)			283,472,900

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(h)	717,837	717,909
Total Money Market Funds (Cost $717,837)		717,909
Total Investments in Securities (Cost: $282,636,787)		284,390,809
Other Assets & Liabilities, Net		(1,736,136)
Net Assets		282,654,673
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $16,998,020, which represents 6.01% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(f)	Represents a security purchased on a when-issued basis.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia California Intermediate Municipal Bond Fund  | Third Quarter Report 2024

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